VESSELS AND EQUIPMENT, NET (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) vessel building	Dec. 31, 2014 USD ($) vessel	Dec. 31, 2013 USD ($)
Components of vessels and equipment, net:
Cost	$ 2,572,740	$ 1,813,170
Accumulated depreciation	(236,596)	(164,282)
Net book value	2,336,144	1,648,888
Depreciation and amortization expense	$ 73,732	$ 49,811	$ 36,871
Vessels and equipment
Components of vessels and equipment, net:
Number of owned shipping vessels | vessel	16	13
Depreciation and amortization expense	$ 73,700	$ 49,800	$ 36,900
Vessels
Components of vessels and equipment, net:
Number of newbuilds delivered | building	4
Amounts pledged as collateral	$ 2,543,000	1,997,700
Drydocking
Components of vessels and equipment, net:
Cost	43,100	43,900
Accumulated depreciation	(18,200)	(11,300)
Office equipment
Components of vessels and equipment, net:
Cost	$ 2,800	$ 1,400